Statement to Securityholder

Ally Auto Receivables Trust 2016-2

Distribution Information	Deal Information
1. Distribution Summary	Deal:	Ally Auto Receivables Trust 2016-2

2. Factor Summary	Asset Type:	Consumer Retail

3. Interest Summary	Closing Date:	3/2/2016

4. Collections and Distributions	Bloomberg Ticker:	ALLYA 2016-2

5. Collateral Summary	Collection Period, Begin:	7/1/2016

	Collection Period, End:	7/31/2016

6. Charge-Off and Delinquency Rates	Determination Date:	8/10/2016

7. Credit Instruments	Distribution Date:	8/15/2016

ABS Investor Relations - Ally Financial Inc. as Servicer:

8. Performance Tests	Telephone:	(866) 710-4623

	E-Mail:	securitization@ally.com

Statement to Securityholder

Ally Auto Receivables Trust 2016-2
1. Distribution Summary

Class	CUSIP/ CUSIP-RegS	Initial Note	Beginning Note	Note Rate	Principal	Interest	Pass Through	Total	Principal	Interest	Ending Note
		Principal Balance	Principal Balance		Distribution	Distribution	Distribution	Distribution	Carryover Shortfall	Carryover Shortfall	Principal Balance
								(3) + (4) + (5) = (6)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)
A-1	02007XAA4	257,000,000.00	47,257,574.04	0.62000000	30,826,682.19	25,230.29	N/A	30,851,912.48	0.00	0.00	16,430,891.85
A-2	02007XAB2	306,000,000.00	306,000,000.00	1.17000000	0.00	298,350.00	N/A	298,350.00	0.00	0.00	306,000,000.00
A-3	02007XAC0	306,000,000.00	306,000,000.00	1.35000000	0.00	344,250.00	N/A	344,250.00	0.00	0.00	306,000,000.00
A-4	02007XAD8	97,130,000.00	97,130,000.00	1.60000000	0.00	129,506.67	N/A	129,506.67	0.00	0.00	97,130,000.00
B	02007XAE6	21,490,000.00	21,490,000.00	2.15000000	0.00	38,502.92	N/A	38,502.92	0.00	0.00	21,490,000.00
C	02007XAF3	17,910,000.00	17,910,000.00	2.29000000	0.00	34,178.25	N/A	34,178.25	0.00	0.00	17,910,000.00
D	02007XAG1	13,300,000.00	13,300,000.00	2.99000000	0.00	33,139.17	N/A	33,139.17	0.00	0.00	13,300,000.00
Certificates	02007X106/U02012109	N/A	N/A	N/A	N/A	N/A	1,354,039.97	1,354,039.97	N/A	N/A	N/A
Deal Totals		1,018,830,000.00	809,087,574.04		30,826,682.19	903,157.30	1,354,039.97	33,083,879.46	0.00	0.00	778,260,891.85

Statement to Securityholder

Ally Auto Receivables Trust 2016-2
2. Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool	Principal Distribution	Interest Distribution	Total Distribution	Interest Carryover	Ending Note Pool
	Factor	Factor	Factor	Factor	Shortfall Factor	Factor
A-1	183.88161105	119.94817973	0.09817233	120.04635206	0.00000000	63.93343132
A-2	1,000.00000000	0.00000000	0.97500000	0.97500000	0.00000000	1,000.00000000
A-3	1,000.00000000	0.00000000	1.12500000	1.12500000	0.00000000	1,000.00000000
A-4	1,000.00000000	0.00000000	1.33333337	1.33333337	0.00000000	1,000.00000000
B	1,000.00000000	0.00000000	1.79166682	1.79166682	0.00000000	1,000.00000000
C	1,000.00000000	0.00000000	1.90833333	1.90833333	0.00000000	1,000.00000000
D	1,000.00000000	0.00000000	2.49166692	2.49166692	0.00000000	1,000.00000000

Beginning Aggregate Note Pool Factor:	794.13403025
Ending Aggregate Note Pool Factor:	763.87708631

Beginning Reserve Account Balance Factor:	1,000.00000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.00000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.00000000
Ending Reserve Account Balance Factor:	1,000.00000000

Statement to Securityholder

Ally Auto Receivables Trust 2016-2
3. Interest Summary

A. Target Interest Summary

Class	Beginning Note Principal Balance	Interest Accrual Period, Start	Interest Accrual Period, End	Accrual Methodology	Applicable Index	Margin	Fixed	Note Rate	Target Interest Distribution
A-1	47,257,574.04	7/15/2016	8/14/2016	Actual/360	N/A	N/A	0.62000000	0.62000000	25,230.29
A-2	306,000,000.00	7/15/2016	8/14/2016	30/360	N/A	N/A	1.17000000	1.17000000	298,350.00
A-3	306,000,000.00	7/15/2016	8/14/2016	30/360	N/A	N/A	1.35000000	1.35000000	344,250.00
A-4	97,130,000.00	7/15/2016	8/14/2016	30/360	N/A	N/A	1.60000000	1.60000000	129,506.67
B	21,490,000.00	7/15/2016	8/14/2016	30/360	N/A	N/A	2.15000000	2.15000000	38,502.92
C	17,910,000.00	7/15/2016	8/14/2016	30/360	N/A	N/A	2.29000000	2.29000000	34,178.25
D	13,300,000.00	7/15/2016	8/14/2016	30/360	N/A	N/A	2.99000000	2.99000000	33,139.17

B. Interest Payment Amount Summary

Class	Beginning Unpaid Interest Carryover Shortfall	Target Interest Distribution	Interest Shortfall Amount Allocated/(Repaid)	Actual Interest Distribution (2) - (3) = (4)	Remaining Unpaid Interest Carryover Shortfall (1) - (3) = (5)
	(1)	(2)	(3)	(4)	(5)
A-1	0.00	25,230.29	0.00	25,230.29	0.00
A-2	0.00	298,350.00	0.00	298,350.00	0.00
A-3	0.00	344,250.00	0.00	344,250.00	0.00
A-4	0.00	129,506.67	0.00	129,506.67	0.00
B	0.00	38,502.92	0.00	38,502.92	0.00
C	0.00	34,178.25	0.00	34,178.25	0.00
D	0.00	33,139.17	0.00	33,139.17	0.00
Deal Totals	0.00	903,157.30	0.00	903,157.30	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2016-2
4. Collections and Distributions

Collections
Receipts During the Period	33,403,530.97
Administrative Purchase Payments	46,170.53
Warranty Payments	0.00
Liquidation Proceeds (Recoveries) Less Liquidation Expenses	327,990.38
Other Fees or Expenses Paid	0.00
Total Collections	33,777,691.88

Beginning Reserve Account Balance	2,558,610.30
Total Available Amount	36,336,302.18

Distributions
Total Available Amount	36,336,302.18
Basic Servicing Fee	692,312.42
Amounts owing to the Asset Representations Reviewer, Indenture Trustee, and Vote Tabulation Agent in connection with an Asset Representations Review	0.00
Aggregate Class A Interest Distributable Amount	797,336.96
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	38,502.92
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	34,178.25
Third Priority Principal Distributable Amount	4,221,908.64
Aggregate Class D Interest Distributable Amount	33,139.17
Fourth Priority Principal Distributable Amount	13,300,000.00
Reserve Account Deposit	2,558,610.30
Noteholders' Regular Principal Distributable Amount	13,304,773.55
Indenture Trustee expenses	0.00
Unpaid Fees due to Owner Trustee, Indenture Trustee, Administrator and Asset Representations Reviewer	1,500.00
Excess Total Available Amount to the Certificateholders	1,354,039.97

Supplemental Servicing Fees	40,069.96
Other Fees or Expenses Accrued	0.00
Liquidation Expenses	10,200.00

Statement to Securityholder

Ally Auto Receivables Trust 2016-2
 5. Collateral Summary

A. Balances

		Original Balance	Beginning Balance	Ending Balance
	Number of Receivables	57,588	51,962	50,986
Deal Totals	Aggregate Receivables Principal Balance	1,023,444,119.61	822,392,347.59	791,565,665.40
	Aggregate Amount Financed	1,034,838,476.98	830,774,908.90	799,481,809.66

There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Pool Composition - Weighted Averages

	Inception	Beginning	Ending Weighted	Inception	Beginning	Ending Weighted	Inception	Beginning	Ending
	Weighted	Weighted	Average Coupon	Weighted	Weighted	Average Original	Weighted	Weighted	Weighted
	Average Coupon	Average Coupon		Average Original	Average Original	Maturity	Average	Average	Average
				Maturity	Maturity		Remaining	Remaining	Remaining
							Maturity	Maturity	Maturity
Deal Totals	4.36000000	4.37832798	4.38277953	66.12	66.27	66.30	54.15	48.99	48.18

C. Pool Composition - Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	1.18%	1.39%	1.42%	1.23%	1.41%	1.23%	1.27%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

Statement to Securityholder

Ally Auto Receivables Trust 2016-2

6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate					Delinquency Rate
	Average Aggregate Amount Financed	Number of Units Charged-Off	Net Charge-Offs	Average Net Charge-Offs	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	815,128,359.28	34	294,693.60	8,667.46	0.4338%	50,986	67	0.1314%
Preceding	846,434,161.09	25	182,426.82	7,297.07	0.2586%	51,962	53	0.1020%
Next Preceding	879,386,246.75	28	183,160.89	6,541.46	0.2499%	52,894	59	0.1115%
Third Preceding	912,942,570.47	13	130,312.40	10,024.03	0.1713%	Three Month Average		0.1150%
Four Month Average					0.2784%

B. Cumulative

	Aggregate Amount	Cumulative Net	Cumulative Loss Rate	Delinquency	Total Accounts	Total Balance	Percent
	Financed	Charge-Offs		Stratification			Delinquent
Totals	1,034,838,476.98	852,056.24	0.0823%	31 - 60 days	362	6,203,073.90	0.7759%
The information contained in this report is defined or determined in a manner consistent				61 - 90 days	57	898,167.06	0.1123%
with the prospectus for Ally Auto Receivables Trust 2016-2 related to delinquencies,				91 - 120 days	10	169,251.55	0.0212%
charge-offs or uncollectible accounts.				> 120 days	0	0.00	0.0000%

There have been no material changes in determining delinquencies, charge-offs or uncollectible amounts.
				Bankruptcies	Total Accounts	Total Balance
				Prior Period[1]	185	2,089,270.08
				Current Period	50	714,985.85
1. Prior Period Bankruptcies reflect currently active accounts.				Inventory Charged-Off[2]	24	179,498.89
2. Bankruptcy Inventory Charged-Off includes both bankruptcies returned to active status				Ending Inventory	211	2,624,757.04
and charge-offs on prior period bankruptcies.

Statement to Securityholder

Ally Auto Receivables Trust 2016-2

7. Credit Instruments

A. Reserve Accounts

Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance	Specified Reserve Account Balance
				Draws	Releases
Cash Reserve	2,558,610.30	2,558,610.30	0.00	0.00	0.00	2,558,610.30	2,558,610.30

8. Performance Tests

Event of Default	All Tests Passed
Servicer Default	All Tests Passed
Asset Representations Review Delinquency Trigger	PASS
Overcollateralization Target reached?	YES
Initial Overcollateralization	4,614,119.61
Current Overcollateralization	13,304,773.55
Overcollateralization Target	13,304,773.55

9. Asset Representations Delinquency Triggers

Period	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Trigger Level	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	1.30%	1.30%	1.30%	1.30%	1.30%	1.30%	1.30%	1.30%
61+ Delinquencies	0.01%	0.08%	0.06%	0.10%	0.11%	0.09%	0.13%

Period	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Trigger Level	1.30%	1.30%	1.30%	1.30%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	2.25%	2.25%	2.25%	2.25%
61+ Delinquencies

Period	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Trigger Level	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%
61+ Delinquencies
There have been no material modifications, extensions or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.
This Servicer Certificate relates only to AART 2016-2. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AART 2016-2 will perform in the future.